Significant Customers and Concentration of Credit Risk (Tables)	12 Months Ended
Feb. 28, 2017
Risks and Uncertainties [Abstract]
Net sales and accounts receivable from a major customer
Net sales to an individual customer which amount to 10% or more of our net sales, and the associated amounts receivable from this customer as a percentage of our accounts receivable, are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
Southern Glazer’s Wine and Spirits
Net sales	14.1%	13.4%	15.4%
Accounts receivable	32.1%	32.0%	24.4%